Related Parties Balances and Transactions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 8:- RELATED PARTIES BALANCES AND TRANSACTIONS

A.	Balances

The following related party payables are included in accounts payable and accrued expenses.

	As of December 31,
	2022	2021
Payables to related party - Officers (*)	3	22
	3	22

(*)	Relates to Chief Executive Officer’s and Chief Financial Officer’s services

B.	Transactions

	Year ended December 31,
	2022	2021
Consulting services (*)	113	120
Legal fee (**)	72	75
	185	195

(*)	Including salary expenses to Company’s CEO. For further details on the consulting agreement with Company’s CEO, refer to Note 6d.

(**)	Including legal services provided to Company’s subsidiary by Company’s Chief Financial Officer with respect to an agreement between the Company and its Chief Financial Officer.

(****)	During 2022, Company’s Chief Technology Officer fees and Directors’ fee were $105 and $17, respectively.

(***)	In 2022, the Company recorded share based compensation expenses of $2,090m which includes $250 to Company’s CEO, $1,000 to Company’s Chief Financial Officer, $500 to Company’s Chief Technology Officer and Director, $50 to Company’s current director and $290 to Company’s former director, refer to Notes 6d and 7k.

NOTE 8:-	RELATED PARTIES BALANCES AND TRANSACTIONS

A.	Balances

The following related party payables are included in accounts payable and accrued expenses.

	As of December 31,
	2021	2020
Payables to related party - Officers (*)	22	10
	22	10
(*)	Relates to Chief Executive Officer’s and Chief Financial Officer’s services

B.	Transactions

	Year ended December 31,
	2021	2020
Consulting services (*)	120	110
Legal fee (**)	75	-
	195	110

(*)	Including salary expenses to Company’s CEO.

For further details on the consulting agreement with Company’s CEO, refer to Note 6d.

(**)	Including legal services provided to Company’s subsidiary by Company’s Chief Financial Officer with respect to an agreement between the Company and its Chief Financial Officer.